Stock-based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock	173,751		186,223	173,751
Weighted-average grant-date fair value per share				$ 0.42	$ 0.27
Grant-date fair value of stock options				$ 3.3	$ 1.9
Expense related to unvested options			$ 55.7	$ 12.3
Estimated weighted average period			2 years 6 months	2 years 4 months 24 days
Incremental expense		$ 0.6
Accelerated compensation cost		$ 0.3
2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock	2,174,985			2,174,985
Estimated fair value of the shares	100.00%
General vesting term for stock options	4 years
General vesting term for stock options, award requisite service period	1 year
2018 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	five
2018 Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	10